Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of deposits
Non-interest bearing demand	$ 40,348	$ 35,994
Interest bearing demand	324,780	294,555
Savings	120,842	111,515
Time deposits less than $100,000	100,443	99,011
Time deposits greater than $100,000	58,682	56,409
Total Deposits	$ 365,128	$ 330,549